Summary of Significant Accounting Policies - Inventory (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Inventory reserve	$ 1.4	$ 0.6